Janus Henderson Small-Mid Cap Value Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Henderson Small-Mid Cap Value Fund (formerly named Janus Henderson Select Value Fund)
INVESTMENT OBJECTIVE
Janus Henderson Small-Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 55 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Janus Henderson Small-Mid Cap Value Fund - Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson Small-Mid Cap Value Fund - Class A, C, S, I, N, T Shares		Class A	Class C	Class S	Class I	Class N	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses		0.83%	1.47%	3.26%	0.56%	0.58%	0.68%
Total Annual Fund Operating Expenses	[2]	1.91%	3.30%	4.34%	1.39%	1.41%	1.51%
Fee Waiver	[2]	0.62%	1.22%	2.88%	0.33%	0.45%	0.31%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.29%	2.08%	1.46%	1.06%	0.96%	1.20%
[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to a blend of the performance of its benchmark index and the Russell 3000® Value Index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.82% for at least a one-year period commencing on October 28, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson Small-Mid Cap Value Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	758	1,141	1,547	2,679
Class C Shares	Class C Shares	433	1,015	1,722	3,595
Class S Shares	Class S Shares	435	1,315	2,206	4,486
Class I Shares	Class I Shares	142	440	761	1,669
Class N Shares	Class N Shares	144	446	771	1,691
Class T Shares	Class T Shares	154	477	824	1,802

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson Small-Mid Cap Value Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	758	1,141	1,547	2,679
Class C Shares	Class C Shares	333	1,015	1,722	3,595
Class S Shares	Class S Shares	435	1,315	2,206	4,486
Class I Shares	Class I Shares	142	440	761	1,669
Class N Shares	Class N Shares	144	446	771	1,691
Class T Shares	Class T Shares	154	477	824	1,802

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small- and mid-sized companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization of companies included in the Russell 2500TM Value Index. The market capitalizations within the index will vary, but as of June 30, 2019, they ranged from approximately $14 million to $16.7 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:
  strong management teams;
  strong and stable balance sheets and solid recurring free cash flows;
  attractive relative and absolute valuation ratios or that have underperformed recently;
  favorable reward to risk characteristics;
  durable competitive advantages that are trading at attractive valuations; and
  strong long-term prospects.
The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Foreign Exposure Risk.  The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception. Class N Shares of the Fund commenced operations on August 4, 2017.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to August 4, 2017, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during periods prior to August 4, 2017, the performance may have been different.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 11.14% Worst Quarter: 4th Quarter 2018 – 12.00%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2019 was 19.61%.
Average Annual Total Returns (periods ended 12/31/18)
Average Annual Total Returns - Janus Henderson Small-Mid Cap Value Fund - Class A, C, S, I, N, T Shares	Average Annual Return, Column Name	Label		1 Year	5 Years	Since Inception	Inception Date
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		(7.12%)	6.38%	9.78%	Dec. 15, 2011
Class I Shares | Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		(10.09%)	4.43%	7.65%	Dec. 15, 2011
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.42%)	4.75%	7.40%	Dec. 15, 2011
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[2]	(12.68%)	4.83%	8.53%	Dec. 15, 2011
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[3]	(8.84%)	5.25%	8.60%	Dec. 15, 2011
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		(7.48%)	6.06%	9.33%	Dec. 15, 2011
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		(7.06%)	6.35%	9.63%	Dec. 15, 2011
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		(7.23%)	6.23%	9.59%	Dec. 15, 2011
Russell 2500™ Value Index (reflects no deduction for expenses, fees, or taxes)		Russell 2500TM Value Index		(12.36%)	4.16%	10.58%	Dec. 15, 2011
Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes)		Russell 3000® Value Index		(8.58%)	5.77%	11.47%	Dec. 15, 2011
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the Russell 2500TM Value Index. The Russell 3000® Value Index was used to calculate the Fund’s performance fee adjustment prior to August 1, 2019. Effective August 1, 2019, the Fund’s principal investment strategies changed to shift the Fund’s focus from investing primarily in the common stocks of companies of any size to investing primarily in the common stocks of small- and mid-sized companies. To better reflect this strategy change, effective August 1, 2019, the Fund’s primary benchmark index changed to the Russell 2500TM Value Index. For a period of 36 months beginning on August 1, 2019, the Fund’s performance fee adjustment will be calculated based on a combination of the Russell 2500TM Value Index and the Russell 3000® Value Index, as described further in the Fund’s statement of additional information. The indices are described below.
  The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.
  The Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.